Fair Value Measurement - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013 Fair Value Measurement on Nonrecurring Basis	Mar. 31, 2013 Fair Value Measurement on Nonrecurring Basis Assets Held-for-sale	Mar. 31, 2013 Other Current Assets
Fair Value Measurement [Line Items]
Assets measured at fair value		¥ 1,345	¥ 1,337
Land classified as asset held for sale				1,144
Impairment losses	¥ 13,495